Consolidated Schedule of Investments
September 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–11.71%(a)
U.S. Treasury Bills–11.71%
U.S. Treasury Bills	0.03%	12/02/2021	$ 12,600	$ 12,599,309
U.S. Treasury Bills	0.04%	12/09/2021	12,600	12,599,437
U.S. Treasury Bills	0.04%	12/16/2021	44,300	44,297,101
U.S. Treasury Bills	0.04%	03/17/2022	45,400	45,391,049
Total U.S. Treasury Securities (Cost $114,885,419)				114,886,896
		Expiration Date
Commodity-Linked Securities–3.25%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)(c)		10/25/2021	7,800	13,867,362
Cargill, Inc., Commodity-Linked Notes, one mo. USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(b)(c)		05/31/2022	16,550	17,979,922
Total Commodity-Linked Securities (Cost $24,350,000)				31,847,284
			Shares
Money Market Funds–77.53%(d)
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)			234,067,840	234,067,840
Invesco Government Money Market Fund, Cash Reserve Shares, 0.01%(e)			31,193,033	31,193,033
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.01%(e)			111,575,292	111,575,292
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(e)			58,582,109	58,582,109
Invesco Treasury Obligations Portfolio, Institutional Class, 0.01%(e)			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)			137,171,531	137,171,531
Invesco V.I. Government Money Market Fund, Series I, 0.01%(e)			16,640,310	16,640,310
Total Money Market Funds (Cost $760,554,182)				760,554,182
Options Purchased–1.04%
(Cost $12,175,787)(f)				10,171,935
TOTAL INVESTMENTS IN SECURITIES–93.53% (Cost $911,965,388)				917,460,297
OTHER ASSETS LESS LIABILITIES–6.47%				63,472,743
NET ASSETS–100.00%				$980,933,040
Investment Abbreviations:
EMTN	– European Medium-Term Notes
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $31,847,284, which represented 3.25% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$217,347,590	$322,752,432	$(306,032,182)	$-	$-	$234,067,840	$50,041
Invesco Government Money Market Fund, Cash Reserve Shares	66,946,656	24,608,365	(60,361,988)	-	-	31,193,033	2,332
Invesco Premier U.S. Government Money Portfolio, Institutional Class	88,804,736	96,862,599	(74,092,043)	-	-	111,575,292	7,801
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	59,779,663	208,977,526	(210,175,080)	-	-	58,582,109	9,131
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	13,096
Invesco Treasury Portfolio, Institutional Class	146,283,230	322,341,647	(331,453,346)	-	-	137,171,531	11,747
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	846
Total	$767,126,252	$975,542,569	$(982,114,639)	$-	$-	$760,554,182	$94,994

(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	12/17/2021	60	EUR	3,400.00	EUR	2,040,000	$20,225
EURO STOXX 50 Index	Put	03/18/2022	60	EUR	3,500.00	EUR	2,100,000	57,408
EURO STOXX 50 Index	Put	06/17/2022	60	EUR	3,750.00	EUR	2,250,000	133,233
EURO STOXX 50 Index	Put	06/17/2022	60	EUR	3,850.00	EUR	2,310,000	154,709
EURO STOXX 50 Index	Put	03/18/2022	60	EUR	3,900.00	EUR	2,340,000	114,538
EURO STOXX 50 Index	Put	10/15/2021	60	EUR	3,850.00	EUR	2,310,000	12,719
EURO STOXX 50 Index	Put	11/19/2021	60	EUR	3,950.00	EUR	2,370,000	55,253
EURO STOXX 50 Index	Put	06/17/2022	60	EUR	3,800.00	EUR	2,280,000	143,520
EURO STOXX 50 Index	Put	03/18/2022	60	EUR	3,450.00	EUR	2,070,000	52,890
EURO STOXX 50 Index	Put	09/16/2022	60	EUR	3,850.00	EUR	2,310,000	186,054
EURO STOXX 50 Index	Put	09/16/2022	60	EUR	3,900.00	EUR	2,340,000	198,912
EURO STOXX 50 Index	Put	09/16/2022	60	EUR	4,000.00	EUR	2,400,000	227,338
FTSE 100 Index	Put	10/15/2021	42	GBP	6,925.00	GBP	2,908,500	22,919
FTSE 100 Index	Put	11/19/2021	42	GBP	6,900.00	GBP	2,898,000	59,703
FTSE 100 Index	Put	12/17/2021	42	GBP	6,875.00	GBP	2,887,500	82,906
FTSE 100 Index	Put	01/21/2022	42	GBP	6,875.00	GBP	2,887,500	108,371
FTSE 100 Index	Put	02/18/2022	42	GBP	6,850.00	GBP	2,877,000	124,500
FTSE 100 Index	Put	03/18/2022	42	GBP	6,800.00	GBP	2,856,000	141,477
FTSE 100 Index	Put	04/14/2022	42	GBP	6,800.00	GBP	2,856,000	158,454
FTSE 100 Index	Put	05/20/2022	42	GBP	6,775.00	GBP	2,845,500	176,563
FTSE 100 Index	Put	06/17/2022	42	GBP	6,700.00	GBP	2,814,000	179,959
FTSE 100 Index	Put	07/15/2022	42	GBP	6,400.00	GBP	2,688,000	146,570
FTSE 100 Index	Put	08/19/2022	40	GBP	6,625.00	GBP	2,650,000	188,905
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
FTSE 100 Index	Put	09/16/2022	40	GBP	6,750.00	GBP	2,700,000	$227,172
MSCI Emerging Markets Index	Put	12/17/2021	33	USD	1,280.00	USD	4,224,000	225,390
MSCI Emerging Markets Index	Put	04/14/2022	33	USD	1,280.00	USD	4,224,000	340,230
MSCI Emerging Markets Index	Put	10/15/2021	33	USD	1,350.00	USD	4,455,000	339,570
MSCI Emerging Markets Index	Put	11/19/2021	33	USD	1,340.00	USD	4,422,000	324,555
MSCI Emerging Markets Index	Put	01/21/2022	33	USD	1,290.00	USD	4,257,000	280,335
MSCI Emerging Markets Index	Put	02/18/2022	33	USD	1,290.00	USD	4,257,000	301,785
MSCI Emerging Markets Index	Put	05/20/2022	33	USD	1,280.00	USD	4,224,000	369,270
MSCI Emerging Markets Index	Put	03/18/2022	33	USD	1,330.00	USD	4,389,000	408,045
MSCI Emerging Markets Index	Put	06/17/2022	33	USD	1,330.00	USD	4,389,000	486,750
MSCI Emerging Markets Index	Put	07/15/2022	33	USD	1,310.00	USD	4,323,000	487,245
MSCI Emerging Markets Index	Put	08/19/2022	33	USD	1,220.00	USD	4,026,000	351,780
MSCI Emerging Markets Index	Put	09/16/2022	33	USD	1,250.00	USD	4,125,000	428,175
Nikkei 225 Index	Put	12/10/2021	18	JPY	27,250.00	JPY	490,500,000	67,119
Nikkei 225 Index	Put	10/08/2021	18	JPY	27,250.00	JPY	490,500,000	4,205
Nikkei 225 Index	Put	11/12/2021	18	JPY	27,250.00	JPY	490,500,000	38,007
Nikkei 225 Index	Put	01/14/2022	18	JPY	27,000.00	JPY	486,000,000	88,144
Nikkei 225 Index	Put	06/10/2022	18	JPY	27,750.00	JPY	499,500,000	221,573
Nikkei 225 Index	Put	03/11/2022	18	JPY	27,750.00	JPY	499,500,000	156,072
Nikkei 225 Index	Put	02/10/2022	18	JPY	28,000.00	JPY	504,000,000	145,559
Nikkei 225 Index	Put	06/10/2022	18	JPY	27,250.00	JPY	490,500,000	196,505
Nikkei 225 Index	Put	06/10/2022	18	JPY	27,500.00	JPY	495,000,000	208,635
Nikkei 225 Index	Put	09/09/2022	18	JPY	27,500.00	JPY	495,000,000	256,346
Nikkei 225 Index	Put	09/09/2022	18	JPY	26,500.00	JPY	477,000,000	208,635
Nikkei 225 Index	Put	09/09/2022	18	JPY	27,250.00	JPY	490,500,000	243,407
S&P 500 Index	Put	12/17/2021	5	USD	3,625.00	USD	1,812,500	15,800
S&P 500 Index	Put	03/18/2022	5	USD	3,750.00	USD	1,875,000	50,225
S&P 500 Index	Put	04/14/2022	5	USD	3,925.00	USD	1,962,500	75,525
S&P 500 Index	Put	10/15/2021	5	USD	4,080.00	USD	2,040,000	9,100
S&P 500 Index	Put	11/19/2021	5	USD	4,075.00	USD	2,037,500	31,000
S&P 500 Index	Put	05/20/2022	5	USD	4,050.00	USD	2,025,000	102,775
S&P 500 Index	Put	06/17/2022	5	USD	4,050.00	USD	2,025,000	111,875
S&P 500 Index	Put	01/21/2022	5	USD	4,075.00	USD	2,037,500	59,225
S&P 500 Index	Put	02/18/2022	5	USD	4,075.00	USD	2,037,500	71,400
S&P 500 Index	Put	07/15/2022	5	USD	4,150.00	USD	2,075,000	135,325
S&P 500 Index	Put	08/19/2022	5	USD	4,250.00	USD	2,125,000	163,200
S&P 500 Index	Put	09/16/2022	5	USD	4,375.00	USD	2,187,500	194,850
Total Index Options Purchased			1,892					$10,171,935

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	276	November-2021	$21,398,280	$2,023,873	$2,023,873
Gasoline Reformulated Blendstock Oxygenate Blending	221	October-2021	20,364,708	980,018	980,018
New York Harbor Ultra-Low Sulfur Diesel	56	February-2022	5,370,322	470,984	470,984
Silver	228	December-2021	25,133,580	(1,443,469)	(1,443,469)
WTI Crude	218	March-2022	15,778,840	1,275,498	1,275,498
Subtotal				3,306,904	3,306,904
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	743	December-2021	$81,759,720	$(1,184,964)	$(1,184,964)
E-Mini S&P 500 Index	146	December-2021	31,373,575	(1,501,022)	(1,501,022)
EURO STOXX 50 Index	800	December-2021	37,512,003	(1,009,449)	(1,009,449)
FTSE 100 Index	380	December-2021	36,217,174	245,502	245,502
MSCI Emerging Markets Index	535	December-2021	33,319,800	(1,490,618)	(1,490,618)
Nikkei 225 Index	189	December-2021	50,028,663	(125,595)	(125,595)
Subtotal				(5,066,146)	(5,066,146)
Interest Rate Risk
Australia 10 Year Bonds	1,793	December-2021	183,383,664	(3,444,282)	(3,444,282)
Canada 10 Year Bonds	1,496	December-2021	169,076,583	(3,608,465)	(3,608,465)
Japan 10 year Bonds	29	December-2021	39,442,293	(113,665)	(113,665)
Long Gilt	892	December-2021	150,415,403	(4,478,649)	(4,478,649)
U.S. Treasury Long Bonds	546	December-2021	86,933,438	(1,833,110)	(1,833,110)
Subtotal				(13,478,171)	(13,478,171)
Total Futures Contracts				$(15,237,413)	$(15,237,413)

(a)	Futures contracts collateralized by $49,595,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47%	Monthly	27,650	February—2022	USD	25,891,233	$—	$597,464	$597,464
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	146,000	December—2021	USD	13,918,009	—	288,316	288,316
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	25,700	March—2022	USD	5,104,459	—	343,002	343,002
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	112,500	February—2022	USD	7,993,825	91,217	2,583,439	2,492,222
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	121,000	July—2022	USD	14,618,918	—	38,623	38,623
Subtotal — Appreciation									91,217	3,850,844	3,759,627
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	12,500	November—2021	USD	9,545,586	$—	$(671,843)	$(671,843)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	175,000	February—2022	USD	20,290,148	—	(1,331,662)	(1,331,662)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	18,950	December—2021	USD	21,587,120	—	(498,120)	(498,120)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	105,500	March—2022	USD	13,858,617	—	(169,844)	(169,844)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	98,000	February—2022	USD	6,352,517	—	(41,954)	(41,954)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	84,300	February—2022	USD	17,738,339	—	(596,127)	(596,127)
Subtotal — Depreciation									—	(3,309,550)	(3,309,550)
Total — Total Return Swap Agreements									$91,217	$541,294	$450,077

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $10,080,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 Month EURIBOR - 0.050%	Monthly	4,730	March—2022	USD	18,275,955	$—	$(692,490)	$(692,490)
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 0.660%	Monthly	2,925	December—2021	USD	19,028,745	—	(397,093)	(397,093)
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 Month EURIBOR + 5.000%	Monthly	3,535	March—2022	USD	18,179,905	—	(904,974)	(904,974)
BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.030%	Monthly	2,599	March—2022	USD	12,934,027	—	(42,832)	(42,832)
Citibank, N.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR + 0.100%	Monthly	3,072	March—2022	USD	12,841,636	—	(103,864)	(103,864)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.830%	Monthly	6,455	December—2021	USD	13,539,621	—	(264,959)	(264,959)
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.870%	Monthly	486	March—2022	USD	6,495,638	—	(46,956)	(46,956)
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.940%	Monthly	485	January—2022	USD	6,482,272	—	(46,860)	(46,860)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JYP LIBOR - 0.280%	Monthly	997,500	November—2021	USD	25,093,137	—	(565,903)	(565,903)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JYP LIBOR - 0.300%	Monthly	857,948	November—2021	USD	21,582,563	—	(486,951)	(486,951)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JYP LIBOR - 0.320%	Monthly	35,000	November—2021	USD	880,461	$—	$(22,359)	$(22,359)
Goldman Sachs International	Receive	MSCI Japan Quality Index	1 Month JYP LIBOR - 0.200%	Monthly	788,463	November—2021	USD	23,082,034	—	(1,052,323)	(1,052,323)
Goldman Sachs International	Receive	MSCI Japan Quality Index	1 Month JYP LIBOR - 0.200%	Monthly	801,537	November—2021	USD	23,464,772	3,099	(1,066,721)	(1,069,820)
Goldman Sachs International	Receive	MSCI Japan Quality Index	1 Month JYP LIBOR - 0.220%	Monthly	45,000	November—2021	USD	1,317,362	—	(59,965)	(59,965)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.680%	Monthly	5,169	March—2022	USD	10,828,383	—	(198,335)	(198,335)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.150%	Monthly	2,000	November—2021	USD	4,195,080	—	(82,080)	(82,080)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.700%	Monthly	797	March—2022	USD	11,221,720	—	(646,413)	(646,413)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.100%	Monthly	954	November—2021	USD	13,418,134	—	(759,925)	(759,925)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.110%	Monthly	210	November—2021	USD	2,953,677	—	(167,273)	(167,273)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.280%	Monthly	363	March—2022	USD	6,410,877	—	(19,231)	(19,231)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.280%	Monthly	1,375	March—2022	USD	6,708,702	—	(55,701)	(55,701)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.280%	Monthly	763	March—2022	USD	6,506,742	—	(98,899)	(98,899)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.280%	Monthly	362	March—2022	USD	6,393,216	—	(19,178)	(19,178)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.280%	Monthly	1,375	March—2022	USD	6,708,702	—	(55,701)	(55,701)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.280%	Monthly	762	March—2022	USD	6,498,214	—	(98,770)	(98,770)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.300%	Monthly	649	March—2022	USD	11,544,893	—	(117,405)	(117,405)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.300%	Monthly	2,232	March—2022	USD	10,969,084	—	(169,449)	(169,449)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.300%	Monthly	1,283	March—2022	USD	11,040,321	—	(265,403)	(265,403)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.180%	Monthly	3,084	March—2022	USD	13,342,112	—	(568,816)	(568,816)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.860%	Monthly	3,200	March—2022	USD	6,597,728	—	(16,928)	(16,928)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.950%	Monthly	3,200	January—2022	USD	6,597,728	—	(16,928)	(16,928)
Total — Total Return Swap Agreements									$3,099	$(9,110,685)	$(9,113,784)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $10,080,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	5.15%
	Corn	5.81
	Cotton No. 2	21.69
	Lean Hogs	0.51
	Live Cattle	0.66
	Soybean Meal	22.52
	Soybean Oil	10.13
	Soybeans	21.05
	Sugar No. 11	5.60
	Wheat	6.88
	Total	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	5.15%
	Corn	5.81
	Cotton No. 2	21.69
	Lean Hogs	0.51
	Live Cattle	0.66
	Soybean Meal	22.52
	Soybean Oil	10.13
	Soybeans	21.05
	Sugar No. 11	5.60
	Wheat	6.88
	Total	100.00%
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Coffee ’C’	5.15%
	Corn	5.81
	Cotton No. 2	21.69
	Lean Hogs	0.51
	Live Cattle	0.66
	Soybean Meal	22.52
	Soybean Oil	10.13
	Soybeans	21.05
	Sugar No. 11	5.60
	Wheat	6.88
	Total	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
SONIA	—Sterling Overnight Index Average
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$114,886,896	$—	$114,886,896
Commodity-Linked Securities	—	31,847,284	—	31,847,284
Money Market Funds	760,554,182	—	—	760,554,182
Options Purchased	10,171,935	—	—	10,171,935
Total Investments in Securities	770,726,117	146,734,180	—	917,460,297
Other Investments - Assets*
Futures Contracts	4,995,875	—	—	4,995,875
Swap Agreements	—	3,759,627	—	3,759,627
	4,995,875	3,759,627	—	8,755,502
Other Investments - Liabilities*
Futures Contracts	(20,233,288)	—	—	(20,233,288)
Swap Agreements	—	(12,423,334)	—	(12,423,334)
	(20,233,288)	(12,423,334)	—	(32,656,622)
Total Other Investments	(15,237,413)	(8,663,707)	—	(23,901,120)
Total Investments	$755,488,704	$138,070,473	$—	$893,559,177

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund